Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 424,982,500.00
Previously Paid Amount	13,810.00
Total Fee Amount	58,690.08
Total Offset Amount	0.00
Net Fee	$ 44,880.08